EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND Supplement to Statement of Additional Information dated May 30, 2005

1. The following is added to the table relating to "Small-Cap Value Fund" under "Portfolio Managers" in "Investment Advisory and Administrative Services":

	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee*
Small-Cap Value Portfolio**
J. Bradley Ohlmuller
Registered Investment Companies	2	$ 49.4	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	32	$15.5	0	$0
Philip E. Laverson
Registered Investment Companies	2	$49.4	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

*In millions of dollars.
**As of September 30, 2005.

2. The following is added to the table relating to ownership of Fund shares under "Portfolio Managers" in "Investment Advisory and Administrative Services":

Dollar Range of Equity Securities Owned by
Fund	J. Bradley Ohlmuller*	Philip E. Laverson*

Equity Asset Allocation Fund	N/A	N/A
International Equity Fund	N/A	N/A
Mid-Cap Core Fund	N/A	N/A
Multi-Cap Opportunity Fund	N/A	N/A
Small-Cap Growth Fund	N/A	N/A
Small-Cap Value Fund	None	None
Value Fund	N/A	N/A

*As of September 30, 2005.

November 21, 2005